Quarterly Holdings Report
for

Fidelity® SAI International Momentum Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IMI-QTLY-0921
1.9898217.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 7.6%
Ansell Ltd.	34,900	$1,005,246
Australia & New Zealand Banking Group Ltd.	682,738	13,883,466
BlueScope Steel Ltd.	136,804	2,428,522
Dominos Pizza Enterprises Ltd.	17,074	1,461,596
Fortescue Metals Group Ltd.	449,443	8,215,909
Lynas Rare Earths Ltd. (a)	243,579	1,312,028
Macquarie Group Ltd.	77,430	8,915,373
Mineral Resources Ltd.	44,864	2,074,506
National Australia Bank Ltd.	891,277	16,959,870
Nine Entertainment Co. Holdings Ltd.	396,460	803,000
OZ Minerals Ltd.	89,682	1,525,548
Santos Ltd.	456,900	2,162,660
SEEK Ltd.	95,431	2,049,838
Sonic Healthcare Ltd.	129,168	3,793,493
Woolworths Group Ltd.	342,051	9,729,308

TOTAL AUSTRALIA		76,320,363

Austria - 0.1%
Voestalpine AG	30,060	1,325,790
Bailiwick of Jersey - 1.8%
Ferguson PLC	62,760	8,802,153
Glencore Xstrata PLC	1,131,594	5,082,158
WPP PLC	300,817	3,890,476

TOTAL BAILIWICK OF JERSEY		17,774,787

Denmark - 5.8%
A.P. Moller - Maersk A/S Series B	2,533	7,029,641
Carlsberg A/S Series B	26,624	4,922,744
Demant A/S (a)	28,038	1,713,756
DSV Panalpina A/S	54,134	13,190,361
GN Store Nord A/S	37,520	3,288,310
Novo Nordisk A/S Series B	254,599	23,568,575
Pandora A/S	27,032	3,500,237
Royal Unibrew A/S	9,639	1,306,514

TOTAL DENMARK		58,520,138

Finland - 0.8%
Kesko Oyj	74,166	3,180,456
Neste Oyj	74,243	4,563,827

TOTAL FINLAND		7,744,283

France - 11.2%
Air Liquide SA	82,275	14,308,329
Compagnie de St. Gobain	144,645	10,338,985
Eurazeo SA	13,454	1,303,916
Hermes International SCA	8,252	12,617,937
L'Oreal SA	56,848	26,007,605
LVMH Moet Hennessy Louis Vuitton SE	22,925	18,355,299
Pernod Ricard SA	22,129	4,885,223
Publicis Groupe SA	62,645	3,954,918
Remy Cointreau SA	6,553	1,439,652
Sartorius Stedim Biotech	6,479	3,699,134
Societe Generale Series A	215,504	6,311,193
SR Teleperformance SA	15,876	6,696,981
Suez Environnement SA	110,408	2,576,209

TOTAL FRANCE		112,495,381

Germany - 8.2%
Allianz SE	51,845	12,915,238
Bechtle AG	7,380	1,524,601
Carl Zeiss Meditec AG	9,958	2,218,421
Covestro AG (b)	48,048	3,092,654
Daimler AG (Germany)	226,593	20,234,959
Deutsche Bank AG (a)	561,213	7,095,445
HelloFresh AG (a)	39,949	3,747,562
Infineon Technologies AG	260,139	9,940,997
LEG Immobilien AG	16,928	2,677,780
Merck KGaA	10,864	2,225,013
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,871	10,238,288
TAG Immobilien AG	39,601	1,314,408
Zalando SE (a)(b)(c)	44,851	4,988,454

TOTAL GERMANY		82,213,820

Hong Kong - 2.9%
Hong Kong Exchanges and Clearing Ltd.	322,200	20,564,678
Techtronic Industries Co. Ltd.	465,500	8,320,255

TOTAL HONG KONG		28,884,933

Ireland - 1.0%
Bank Ireland Group PLC (a)	251,932	1,337,672
James Hardie Industries PLC CDI	120,067	4,029,324
Kingspan Group PLC (Ireland)	41,731	4,539,462

TOTAL IRELAND		9,906,458

Israel - 0.1%
Icl Group Ltd.	153,182	1,115,990
Italy - 1.3%
Banco BPM SpA	411,433	1,236,750
Enel SpA	926,881	8,541,709
FinecoBank SpA (a)	113,926	2,042,712
Interpump Group SpA	22,074	1,378,655

TOTAL ITALY		13,199,826

Japan - 21.8%
AGC, Inc.	61,800	2,642,762
BayCurrent Consulting, Inc.	3,600	1,427,465
Capcom Co. Ltd.	43,900	1,202,493
Chugai Pharmaceutical Co. Ltd.	128,600	4,738,979
CyberAgent, Inc.	111,200	2,001,427
Dai-ichi Mutual Life Insurance Co.	15,400	283,438
Disco Corp.	8,000	2,271,546
Ebara Corp.	23,300	1,152,535
FANUC Corp.	25,400	5,688,781
Fujitsu Ltd.	50,400	8,574,572
Hitachi Ltd.	188,200	10,825,117
Hoya Corp.	94,100	13,213,714
Ibiden Co. Ltd.	36,200	1,903,961
Iida Group Holdings Co. Ltd.	50,100	1,201,067
Itochu Corp.	381,300	11,286,190
Keyence Corp.	10,200	5,647,400
Konami Holdings Corp.	27,200	1,506,488
Lasertec Corp.	20,900	3,923,593
LIXIL Group Corp.	60,700	1,645,520
M3, Inc.	115,600	7,561,013
Makita Corp.	75,700	3,905,583
Marubeni Corp.	446,300	3,798,644
Mitsui OSK Lines Ltd.	32,800	1,701,916
Nabtesco Corp.	33,800	1,269,368
Nichirei Corp.	36,000	984,942
Nintendo Co. Ltd.	6,100	3,136,029
Nippon Yusen KK	46,200	2,496,281
Nitto Denko Corp.	25,200	1,872,320
Nomura Research Institute Ltd.	101,000	3,240,691
Recruit Holdings Co. Ltd.	46,600	2,415,308
Renesas Electronics Corp. (a)	271,500	2,922,761
Ricoh Co. Ltd.	186,100	2,033,487
Ryohin Keikaku Co. Ltd.	71,400	1,444,206
SHIMANO, Inc.	11,400	2,904,426
Shin-Etsu Chemical Co. Ltd.	83,800	13,670,233
Showa Denko K.K.	40,700	1,167,837
SoftBank Group Corp.	341,500	21,475,451
Sony Group Corp.	248,000	25,907,691
Tokyo Electron Ltd.	42,500	17,528,082
Toyota Industries Corp.	55,500	4,623,946
Toyota Tsusho Corp.	64,100	3,026,473
Unicharm Corp.	119,200	4,761,263
Yamada Holdings Co. Ltd.	201,000	945,408
Yamato Holdings Co. Ltd.	97,700	2,815,728

TOTAL JAPAN		218,746,135

Luxembourg - 1.3%
ArcelorMittal SA (Netherlands)	188,658	6,573,994
B&M European Value Retail SA	229,939	1,767,472
Eurofins Scientific SA	33,149	3,965,331
Tenaris SA	128,226	1,306,488

TOTAL LUXEMBOURG		13,613,285

Malta - 0.1%
Kindred Group PLC (depositary receipt)	62,207	1,019,272
Netherlands - 6.2%
Adyen BV (a)(b)	7,127	19,314,538
ASM International NV (Netherlands)	10,500	3,722,986
ASML Holding NV (Netherlands)	19,414	14,839,765
BE Semiconductor Industries NV	20,177	1,769,751
CNH Industrial NV	270,458	4,510,881
Corbion NV	16,015	877,318
IMCD NV	15,106	2,616,246
Stellantis NV (Italy)	311,163	5,976,006
Wolters Kluwer NV	72,315	8,242,095

TOTAL NETHERLANDS		61,869,586

New Zealand - 0.1%
Fletcher Building Ltd.	222,812	1,185,981
Norway - 0.7%
Gjensidige Forsikring ASA	45,711	1,046,700
Mowi ASA	121,613	3,099,946
Norsk Hydro ASA	230,285	1,532,086
Salmar ASA	14,768	979,881

TOTAL NORWAY		6,658,613

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	205,997	575,961
Singapore - 0.2%
Singapore Exchange Ltd.	222,800	1,953,477
Spain - 1.9%
Iberdrola SA	1,587,826	19,109,634
Sweden - 7.0%
AddTech AB (B Shares)	70,258	1,460,920
Avanza Bank Holding AB	31,978	1,035,671
Castellum AB	65,668	1,839,198
Embracer Group AB (a)	50,691	1,311,380
Epiroc AB (A Shares)	261,206	6,084,697
EQT AB	56,674	2,732,181
Evolution AB (b)	43,621	7,598,863
Fastighets AB Balder (a)	26,737	1,847,401
Getinge AB (B Shares)	59,351	2,579,249
Holmen AB (B Shares)	25,042	1,317,204
Husqvarna AB (B Shares)	111,788	1,564,803
Indutrade AB	71,753	2,340,533
Investor AB (B Shares)	633,652	15,700,708
Kinnevik AB (B Shares)	65,689	2,865,366
Lifco AB	57,285	1,680,939
Nibe Industrier AB (B Shares)	385,352	4,601,806
SSAB Svenskt Stal AB (A Shares) (a)	215,878	1,232,815
Thule Group AB (b)	25,439	1,283,711
Trelleborg AB (B Shares)	65,572	1,620,181
Volvo AB (B Shares)	429,277	10,110,579

TOTAL SWEDEN		70,808,205

Switzerland - 7.3%
Bucher Industries AG	1,801	1,002,047
Georg Fischer AG (Reg.)	1,109	1,794,772
Kuehne & Nagel International AG	13,686	4,617,146
Logitech International SA (Reg.)	46,794	5,117,198
Lonza Group AG	19,848	15,454,170
Partners Group Holding AG	5,052	8,636,112
Siegfried Holding AG	1,194	1,208,697
Sig Combibloc Group AG	86,516	2,553,886
Sika AG	26,141	9,208,581
Sonova Holding AG Class B	14,689	5,771,171
Straumann Holding AG	3,110	5,767,842
Tecan Group AG	3,233	1,864,815
VAT Group AG (b)	6,996	2,746,346
Zurich Insurance Group Ltd.	17,935	7,230,940

TOTAL SWITZERLAND		72,973,723

United Kingdom - 12.2%
3i Group PLC	263,056	4,678,464
Admiral Group PLC	69,775	3,297,567
Anglo American PLC (United Kingdom)	368,476	16,328,636
Antofagasta PLC	93,274	1,937,632
Ashtead Group PLC	122,006	9,134,028
Bunzl PLC	75,227	2,787,717
Dechra Pharmaceuticals PLC	29,382	2,029,797
Games Workshop Group PLC	8,859	1,400,103
Genus PLC	17,651	1,353,099
Greggs PLC	27,574	1,055,933
Halma PLC	92,188	3,702,003
IG Group Holdings PLC	100,099	1,241,107
IMI PLC	77,413	1,889,527
Inchcape PLC	106,790	1,262,466
J Sainsbury PLC	473,690	1,865,330
Kingfisher PLC	570,574	2,930,712
Lloyds Banking Group PLC	19,266,983	12,181,878
NatWest Group PLC	1,438,950	4,048,284
Next PLC	35,939	3,937,470
Persimmon PLC	81,176	3,276,718
Phoenix Group Holdings PLC	116,707	1,102,141
Prudential PLC (a)	370,458	6,956,768
Reckitt Benckiser Group PLC	162,607	12,439,379
Rightmove PLC	237,751	2,320,588
Royal Dutch Shell PLC Class A (United Kingdom)	68,447	1,375,849
Royal Mail PLC	271,541	1,903,063
Segro PLC	304,351	5,150,608
Severn Trent PLC	58,563	2,279,272
Spirax-Sarco Engineering PLC	19,933	4,158,801
St. James's Place Capital PLC	146,382	3,229,084
Tate & Lyle PLC	114,117	1,172,538

TOTAL UNITED KINGDOM		122,426,562

TOTAL COMMON STOCKS
(Cost $901,683,948)		1,000,442,203

Money Market Funds - 16.3%
Fidelity Cash Central Fund 0.06% (d)	162,530,593	162,563,099
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	708,260	708,331
TOTAL MONEY MARKET FUNDS
(Cost $163,271,430)		163,271,430
TOTAL INVESTMENT IN SECURITIES - 115.9%
(Cost $1,064,955,378)		1,163,713,633
NET OTHER ASSETS (LIABILITIES) - (15.9)%(f)		(159,665,156)
NET ASSETS - 100%		$1,004,048,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	32	Sept. 2021	$3,711,040	$32,188	$32,188

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,024,566 or 3.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $228,096 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,982
Fidelity Securities Lending Cash Central Fund	59,123
Total	$62,105

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,331,588	$288,138,661	$126,907,154	$4	$--	$162,563,099	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	523,791	6,134,055	5,949,515	--	--	708,331	0.0%
Total	$1,855,379	$294,272,716	$132,856,669	$4	$--	$163,271,430

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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